Risk - Maturity Profile of the Company's Financial Liabilities Based on Contractual Undiscounted Amounts (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Trade payables	R$ 14,845	R$ 3,918
Financial instruments from acquisition of interests	51	1,784
Accounts payable to selling shareholders	830	14,936
Financial liabilities	221,323	75,558
Liquidity risk [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Trade payables	14,845	3,918
Financial instruments from acquisition of interests	25,097	13,637
Accounts payable to selling shareholders	181,381	58,003
Financial liabilities	221,323	75,558
On demand [member] | Liquidity risk [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Trade payables		42
Financial liabilities		42
Less than 3 months [member] | Liquidity risk [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Trade payables	14,845	3,870
Financial instruments from acquisition of interests	13
Financial liabilities	14,858	3,870
3 to 12 months [member] | Liquidity risk [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Trade payables		6
Financial instruments from acquisition of interests	38	1,784
Accounts payable to selling shareholders	830	14,936
Financial liabilities	868	16,726
1 to 5 years [member] | Liquidity risk [member]
Disclosure Of Financial Instruments And Financial Risk Managements [line items]
Financial instruments from acquisition of interests	25,046	11,853
Accounts payable to selling shareholders	180,551	43,067
Financial liabilities	R$ 205,597	R$ 54,920